Summary of Significant Accounting Policies (Tables) (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Schedule of Foreign Currency Exchange Rates

The exchange rates applied are as follows:

	Nine months ended September 30, 2014	October 25, 2013 (inception) through December 31, 2013
	(Unaudited)
Period end RMB exchange rate	6.1093	6.1934
Average RMB exchange rate	6.1431	6.2715